Income Tax - Summary of Reconciliation of Tax Expense Applicable to Loss Before Tax at the Statutory Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Loss before tax	$ (386,208)	$ (307,622)	$ (130,370)
At the statutory blended income tax rate of 28.1% (2020 and 2019: 30.1%)	(108,563)	(92,548)	(39,222)
Effect of tax rate differences in other countries and regions	16,347	38,012	6,395
Research and development credit	(20,637)	(6,451)	(3,746)
Effect of non-deductible expenses	1,036	1,817	188
Tax losses and deductible temporary differences not recognized	121,623	55,898	44,844
Option income tax benefit	(9,532)	(1,331)
Prior year true up	1	658	(6,598)
Uncertain tax positions		(272)	272
Withholding tax on interest		278	393
Others	(274)	(206)	76
Tax charge/(benefit) at the Group’s effective rate	$ 1	$ (4,145)	$ 2,602
At the statutory blended income tax rate	28.10%	30.10%	30.10%
Effect of tax rate differences in other countries and regions	(4.20%)	(12.40%)	(4.90%)
Research and development credit, effective tax rate	5.30%	2.10%	2.90%
Effect of non-deductible expenses, effective tax rate	(0.30%)	(0.60%)	(0.10%)
Tax losses and deductible temporary differences not recognized, effective tax rate	(31.50%)	(18.20%)	(34.50%)
Option income tax benefit, effective tax rate	2.50%	0.40%
Prior year true up, effective tax rate		(0.20%)	5.10%
Uncertain tax positions, effective tax rate		0.10%	(0.20%)
Withholding tax on interest, effective tax rate		(0.10%)	(0.30%)
Others, effective tax rate	0.10%	0.10%	(0.10%)
Tax charge/(benefit) at the Group’s effective rate		1.30%	(2.00%)